Segment Reporting - Schedule of Income Statements by Segment, Significant Segment Expenses, and Segment Assets (Details) - Operating Segments [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Income Statements by Segment, Significant Segment Expenses, and Segment Assets [Line Items]
Revenues	$ 6,136	$ 7,053
Cost of services	2,634	3,665
Depreciation and amortization expense	115	110
Selling, general and administrative expenses	8,753	4,142
Research and development costs	404	202
Loss from operations	(5,770)	(1,066)
Other income, net	435	73
Net loss before income taxes	(5,335)	(993)
Income tax expense	1	1
Net loss	(5,336)	(994)
Cash and cash equivalents	27,434	2,149
Accounts receivable, net	439	999
Contract assets	275	111
Other current assets	672	80
Property, plant and equipment, net	128	55
Intangible assets, net	73	153
Finance lease right-of-use assets	11	14
Operating lease right-of-use assets	269	387
Other non-current assets	140
Goodwill	182	182
Deep Isolation US & EMEA [Member]
Schedule of Income Statements by Segment, Significant Segment Expenses, and Segment Assets [Line Items]
Revenues	2,494	2,877
Cost of services	1,093	1,841
Depreciation and amortization expense	1	2
Selling, general and administrative expenses	7,232	2,886
Research and development costs	404	202
Loss from operations	(6,236)	(2,054)
Other income, net	433	182
Net loss before income taxes	(5,803)	(1,872)
Income tax expense	1	1
Net loss	(5,804)	(1,873)
Cash and cash equivalents	25,926	944
Accounts receivable, net	140	348
Contract assets	44	20
Other current assets	641	50
Property, plant and equipment, net	66	3
Intangible assets, net	0	0
Finance lease right-of-use assets	0	0
Operating lease right-of-use assets	0	4
Other non-current assets	140
Goodwill		0
Freestone [Member]
Schedule of Income Statements by Segment, Significant Segment Expenses, and Segment Assets [Line Items]
Revenues	3,642	4,176
Cost of services	1,541	1,824
Depreciation and amortization expense	114	108
Selling, general and administrative expenses	1,521	1,256
Research and development costs	0	0
Loss from operations	466	988
Other income, net	2	(109)
Net loss before income taxes	468	879
Income tax expense	0	0
Net loss	468	879
Cash and cash equivalents	1,508	1,205
Accounts receivable, net	299	651
Contract assets	231	91
Other current assets	31	30
Property, plant and equipment, net	62	52
Intangible assets, net	73	153
Finance lease right-of-use assets	11	14
Operating lease right-of-use assets	269	383
Other non-current assets	0
Goodwill	$ 182	$ 182